Employee share schemes - Fair value of awards (Details) - ShareSave Plan	12 Months Ended
	Dec. 31, 2025 GBP (£) Y £ / shares	Dec. 31, 2024 GBP (£) Y £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at the measurement date | £	£ 1	£ 1.04
Risk-free interest rate	3.79%	4.22%
Expected dividend yield	2.28%	2.02%
Volatility	21.19%	20.94%
Expected life | Y	3.5	3.5
Discount on share price for options granted, share-based payment arrangements	20.00%
Share Save - related options grant price (including 20% discount) | £ / shares	£ 2.94	£ 3